Financial Assets and Financial Liabilities - Summary of Financial assets by class and category (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets measured at amortized cost		€ 45,321
Financial assets measured at fair value with changes in PL		5,187
Financial assets measured at fair value with changes in OCI		239
Total		50,747
Trade And Other Financial Receivable [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	€ 42,770	43,596
Total	42,770	43,596
Trade And Other Financial Receivable [Member] | Customer Sales And Services [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	41,914	43,258
Total	41,914	43,258
Trade And Other Financial Receivable [Member] | Other Receivables [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	676	140
Total	676	140
Trade And Other Financial Receivable [Member] | Loans To Employees [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	180	198
Total	180	198
Non Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,399	1,341
Total	1,399	1,341
Non Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,399	1,341
Total	1,399	1,341
Other Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	505	384
Financial assets measured at fair value with changes in PL	5,258	5,187
Financial assets measured at fair value with changes in OCI	239	239
Total	6,002	5,810
Other Current Financial Assets [Member] | Loans Granted To Joint Venture [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	336	302
Financial assets measured at fair value with changes in PL	5,258	5,187
Financial assets measured at fair value with changes in OCI	239	239
Total	5,833	5,728
Other Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	169	82
Total	€ 169	€ 82